Average Annual Total Returns (Vanguard 500 Index Fund ETF)	Vanguard 500 Index Fund Vanguard 500 Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard 500 Index Fund Vanguard 500 Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard 500 Index Fund Vanguard 500 Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard 500 Index Fund Vanguard 500 Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Vanguard 500 Index Fund Vanguard 500 Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.63%	13.11%	8.11%	13.64%	13.69%
Since Inception	18.28%	17.81%	14.72%	18.28%	18.32%